                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT



CREDIT SUISSE FUNDS
Semiannual Report


CLASS A, B AND C SHARES

April 30, 2002
(Unaudited)



          - CREDIT SUISSE
            CAPITAL APPRECIATION FUND

          - CREDIT SUISSE
            EMERGING GROWTH FUND

          - CREDIT SUISSE
            SMALL CAP GROWTH FUND




More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CAPITAL APPRECIATION FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

    For the period beginning November 30, 2001 (the inception date) and ending April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Capital Appreciation Fund(2) (the "Fund") had losses of 13.35%, 13.63% and 13.63%, respectively, vs. losses of 10.70% and 4.98% for the Russell 1000 Growth Index(3) and the S&P 500 Index(3), respectively, for the five-month period.

    The period was a difficult one for large-cap growth stocks. Amid evidence that the U.S. economy was improving, investors generally focused on smaller-cap and value-type equities, remaining cautious toward the large-cap growth companies that had powered the stock market's late 1990s rally.

    Against this backdrop, the Fund had a loss and trailed its benchmarks. Stocks that hampered the Fund in the period included certain industrial-type names. The Fund's financial-services and producer durable holdings also hindered its performance. On the positive side, the Fund's technology stocks had relatively good showings compared to the broader universe of larger-cap technology companies.

    In terms of sector allocation in the period, one noteworthy adjustment we made was to pare the Fund's financial-services exposure. In broad terms, we were increasingly concerned that banks and certain other financial companies could face credit-related problems until an economic recovery is well underway. One weighting we increased, on the other hand, was retail. Late in the period we purchased two companies in that sector that we deemed to have reasonable valuations and improving business prospects.

    Elsewhere, we consider sector-weighting changes to be more marginal. We maintained a significant position in the media area, where we believe an earnings recovery is occurring after a severe profit recession in the industry. In our view, advertising revenues in particular could grow significantly, barring a sudden reversal of recent economic trends.

    We also maintained a noteworthy weighting in health care. In the pharmaceutical sector, we remained focused on companies that in our view have the best patent-protection profile. Our approach to drug stocks will remain highly selective. Almost half of our health-care exposure was via laboratory and medical-devices companies.

Our technology weighting was in the neutral to slightly underweighted range. We are firm believers in the long-term secular story for technology -- we see the group as key to productivity growth, and the Internet continues to expand -- but we have some nearer-term concerns. Based on our contact with a number of company executives, a resumption in capital expenditures on technology does not appear to be on the immediate horizon. However, we believe that the group's earnings recovery will occur in due course.

    Looking out over the balance of 2002, we see grounds for optimism and grounds for concern. On the negative side, terrorist activity could return (outside of the Middle East), unsettling markets. Another worry is higher oil costs; if the trend continues, the toll on the economy might be significant. And we have general concerns regarding profit visibility. Stocks could tread water or drift lower until earnings growth appears firm and sustainable.

    Grounds for optimism in our view include a much better inventory profile, especially within the technology area. Meanwhile, many companies -- for example, many industrial-type companies -- have made significant cost-cutting moves, and are operating well below capacity. The combination of those factors could lead to significant margin improvements as sales and revenues eventually pick up. Finally, we have a generally favorable outlook on inflation and interest rates. Even if the Federal Reserve (the "Fed") does raise rates this year, we believe it will be in small increments, and done only in the Fed's conviction that the economy is indeed strengthening. For our part, we will continue to strive to identify companies we deem to have reasonable valuations and good long-term growth prospects.


       Susan L. Black                       Jeffrey T. Rose
       Co-Portfolio Manager                 Co-Portfolio Manager

    TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF AUGUST 17, 1987), PLEASE VISIT OUR WEB SITE (CreditSuisseFunds.com) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.

--------------
(1) Class A shares have a maximum front-end sales charge of 5.75%. Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -18.32%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -17.08%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -14.49%.
(2) Name changed from Credit Suisse Warburg Pincus Capital Appreciation Fund effective December 12, 2001.
(3) The benchmark for the Capital Appreciation Fund changed from the S&P 500 Index to the Russell 1000 Growth Index on November 15, 2001 to better reflect the Fund's emphasis on growth stocks. The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE EMERGING GROWTH FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

    The Class A Shares (without sales charge)(1) of Credit Suisse Emerging Growth Fund(2) (the "Fund") had a loss of 2.42% for the period beginning November 30, 2001 (the inception date of the Fund's Class A Shares) and ending April 30, 2002. By comparison, the Russell 2500 Growth Index(3) and the Russell Midcap Growth Index(3) were down 1.03% and 3.43%, respectively, for the five-month period.

    The period was a difficult one for growth stocks. The group started on a positive note, but then fell back over the January-through-April span. Investors seemed to be increasingly concerned that, while the economy appeared to be on the mend, perhaps too much optimism had been factored into share prices. Against this backdrop, the Fund had a modest loss, performing roughly in line with its benchmarks.

    In terms of sector allocation, we maintained an overweighting in health care as a whole. We shifted our bias more in favor of the group's services names, based on valuation factors as well as some company-specific developments. We believe that the industry's fundamentals will likely remain sound and we expect that services, devices and drug stocks will all remain well-represented in the portfolio over the intermediate term at least.

    We remained roughly neutrally weighted in technology. In our view, the inventory backdrop for these companies has become more supportive, and will continue to improve barring a sudden slowdown in the economy. That said, valuations here appear generally on the high side in our judgment, and hence we will remain quite selective in our approach.

    Elsewhere of note, our consumer exposure continued to include retail stocks, several of which we added late in the period. The Fund's weighting in financial services increased in the period, though this was largely due to stock-price appreciation. We maintained smaller but still-noteworthy positions in the energy, telecommunications, media and engineering sectors.

    Looking ahead, we believe that the emerging-growth segment's stalled rally in 2002 through April reflected uncertainty over the magnitude of any economic recovery this year. If the economy expands in the second half of 2002, will the growth level be closer to 2% than 4% on an annualized basis?

    We are cautiously looking out over the immediate horizon, but we note that small- and mid-cap growth stocks have often outperformed the broader stock market during periods when the economy is pulling out of recession. Whether this can happen again remains to be seen, but we see no fundamental reasons why the group would lag larger-cap stocks in a recovery. In any event, we expect stock selection to be quite critical, and we will remain focused on companies we deem to be innovative and well managed and whose stocks in our judgement are reasonably valued given their business prospects.


        Elizabeth B. Dater       Sammy Oh                 Roger M. Harris
        Co-Portfolio Manager     Co-Portfolio Manager     Co-Portfolio Manager

    INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

    TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF JANUARY 21, 1988), PLEASE VISIT OUR WEB SITE (CreditSuissefunds.com) OR CONTACT YOUR FINANCIAL REPRESENTATIVE


---------------
(1) Class A shares have a maximum front-end sales charge of 5.75%. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -8.03%.
(2) Name changed from Credit Suisse Warburg Pincus Emerging Growth Fund effective December 12, 2001.
(3) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000 Growth Index. Investors cannot invest directly in an index.

CREDIT SUISSE SMALL CAP GROWTH FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

    The Class A Shares (without sales charge)(1) of Credit Suisse Small Cap Growth Fund(2) (the "Fund") had a gain of 1.66% for the period beginning November 30, 2001 (the inception date of the Fund's Class A Shares) and ending April 30, 2002. By comparison, the Russell 2000 Growth Index(3) had a gain of 1.89% for the five-month period.

    The period as a whole was a positive one for small-capitalization growth stocks, though the group's gains were generated early on. As 2002 proceeded, growth stocks in general gave back much of their late-2001 gains, as investors questioned how sustainable the U.S. economic recovery might be. Within this environment, the Fund performed roughly in line with its benchmark. Stocks that helped the Fund's performance included its health-care holdings -- especially its health-care services names -- and its consumer discretionary companies. One factor that hindered the Fund somewhat, in relative terms at least, was its underweighting in the financial-services sector, which outpaced the broader stock market.

    We made few noteworthy changes in the Fund with regard to its sector and subsector allocation. Within the technology area, we held a number of software companies, continuing to view them favorably for their potential to benefit as corporations eventually recommit to capital investment. We also held some electronics stocks, though we pared certain holdings to keep our overall weighting in check: These stocks had rallied significantly in late 2001 and early 2002.

    Elsewhere, we maintained a sizable position in health care. Our holdings included a mix of biotech/emerging pharmaceutical, medical devices and services stocks. We believe that our collective holdings here have attractive diversification aspects, given the Fund's significant exposure to technology and the market's recent tendency for sharp sector rotation. The rest of the Fund remained invested in areas as diverse as media, financial services, energy and retail.

Looking ahead, one key unknown is the magnitude of any economic recovery this year. We believe that the recovery now underway could continue in the year's second half, but probably at a more subdued pace compared to growth in 2002's first quarter.

    While we are cautious for the near term, we note that small-cap growth stocks have often outperformed the broader stock market during periods when the economy is pulling out of recession. Whether they can again remains to be seen, but we see no fundamental reasons why the group would lag larger-cap stocks in any recovery. In any event, we expect stock selection to be quite critical, and we will remain focused on companies we deem to be innovative and well managed and whose stocks appear reasonably valued given their longer-term business prospects.


       Elizabeth B. Dater                   Sammy Oh
       Co-Portfolio Manager                 Co-Portfolio Manager

    INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

    TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF DECEMBER 31, 1996), PLEASE VISIT OUR WEB SITE (CreditSuisseFunds.com) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.



-------------------
(1) Class A shares have a maximum front-end sales charge of 5.75%. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -4.19%.
(2) Name changed from Credit Suisse Warburg Pincus Small Company Growth Fund effective December 12, 2001.
(3) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (97.1%)
ALCOHOL (2.0%)
      Anheuser-Busch Companies, Inc.                                                     304,300        $ 16,127,900
                                                                                                        ------------
BANKS (2.6%)
      Charter One Financial, Inc.                                                        122,100           4,319,898
      Wells Fargo & Co.                                                                  333,900          17,078,985
                                                                                                        ------------
                                                                                                          21,398,883
                                                                                                        ------------
COMPUTER HARDWARE & BUSINESS MACHINES (2.9%)
      Cisco Systems, Inc.(1)                                                             767,300          11,240,945
      Dell Computer Corp.(1)                                                             463,600          12,211,224
                                                                                                        ------------
                                                                                                          23,452,169
                                                                                                        ------------
COMPUTER SOFTWARE (10.4%)
      Adobe Systems, Inc.                                                                201,400           8,047,944
      International Business Machines Corp.                                               84,300           7,060,968
      Intuit, Inc.(1)                                                                    219,800           8,611,764
      Microsoft Corp.(1)                                                                 626,300          32,730,438
      Oracle Corp.(1)                                                                    550,400           5,526,016
      Rational Software Corp.(1)                                                         512,700           7,470,039
      SAP AG ADR                                                                         461,600          15,048,160
                                                                                                        ------------
                                                                                                          84,495,329
                                                                                                        ------------
DEPARTMENT STORES (3.7%)
      Target Corp.                                                                       360,600          15,740,190
      Wal-Mart Stores, Inc.                                                              259,800          14,512,428
                                                                                                        ------------
                                                                                                          30,252,618
                                                                                                        ------------
DIVERSIFIED MANUFACTURING (2.6%)
      General Electric Co.                                                               669,400          21,119,570
                                                                                                        ------------
DRUGS (12.4%)
      Genentech, Inc.(1)                                                                 271,400           9,634,700
      Gilead Sciences, Inc.(1)                                                           206,200           6,416,944
      IDEC Pharmaceuticals Corp.(1)                                                      219,400          12,056,030
      King Pharmaceuticals, Inc.(1)                                                      529,533          16,595,564
      Medimmune, Inc.(1)                                                                 205,800           6,873,720
      Pfizer, Inc.                                                                       906,175          32,939,461
      Wyeth Corp.                                                                        287,000          16,359,000
                                                                                                        ------------
                                                                                                         100,875,419
                                                                                                        ------------
ELECTRONIC EQUIPMENT (6.2%)
      Agilent Technologies, Inc.(1)                                                      180,800           5,433,040
      Danaher Corp.                                                                      263,800          18,882,804
      Harris Corp.                                                                       399,500          14,465,895
      Teradyne, Inc.(1)                                                                  339,200          11,176,640
                                                                                                        ------------
                                                                                                          49,958,379
                                                                                                        ------------
ENTERTAINMENT (5.3%)
      Carnival Corp.                                                                     212,400           7,075,044
      Viacom, Inc. Class B(1)                                                            765,392          36,049,963
                                                                                                        ------------
                                                                                                          43,125,007
                                                                                                        ------------


                 See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (2.0%)
      Freddie Mac                                                                        249,200        $ 16,285,220
                                                                                                        ------------
FOOD & BEVERAGE (1.9%)
      PepsiCo, Inc.                                                                      288,500          14,973,150
                                                                                                        ------------
INDUSTRIAL PARTS (3.1%)
      Tyco International, Ltd.                                                           665,500          12,278,475
      United Technologies Corp.                                                          184,800          12,967,416
                                                                                                        ------------
                                                                                                          25,245,891
                                                                                                        ------------
INFORMATION SERVICE (3.6%)
      AOL Time Warner, Inc.(1)                                                           791,300          15,050,526
      Omnicom Group, Inc.                                                                165,300          14,420,772
                                                                                                        ------------
                                                                                                          29,471,298
                                                                                                        ------------
MEDIA (5.8%)
      Clear Channel Communications, Inc.(1)                                              215,200          10,103,640
      Comcast Corp. Special Class A(1)                                                   547,200          14,637,600
      Fox Entertainment Group, Inc. Class A(1)                                           396,800           9,364,480
      Liberty Media Corp. Class A(1)                                                     859,100           9,192,370
      Univision Communications, Inc.(1)                                                  100,500           4,015,980
                                                                                                        ------------
                                                                                                          47,314,070
                                                                                                        ------------
MEDICAL PRODUCTS & SUPPLIES (12.2%)
      Abbott Laboratories                                                                481,300          25,966,135
      Baxter International, Inc.                                                         345,500          19,658,950
      Biomet, Inc.(1)                                                                    399,500          11,277,885
      Johnson & Johnson                                                                  357,382          22,822,415
      Medtronic, Inc.                                                                    441,200          19,717,228
                                                                                                        ------------
                                                                                                          99,442,613
                                                                                                        ------------
OIL SERVICES (1.1%)
      Transocean Sedco Forex, Inc.                                                       130,200           4,622,100
      Weatherford International, Inc.(1)                                                  93,200           4,647,884
                                                                                                        ------------
                                                                                                           9,269,984
                                                                                                        ------------
PROPERTY & CASUALTY INSURANCE (5.2%)
      American International Group, Inc.                                                 357,421          24,704,940
      Berkshire Hathaway, Inc. Class B(1)                                                  7,210          17,541,930
                                                                                                        ------------
                                                                                                          42,246,870
                                                                                                        ------------
RESTAURANTS (0.9%)
      Wendy's International, Inc.                                                        203,500           7,610,900
                                                                                                        ------------


                See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR (9.3%)
      Analog Devices, Inc.(1)                                                            459,400        $ 16,979,424
      ATI Technologies, Inc.(1)                                                          345,900           3,528,180
      Intel Corp.                                                                      1,061,900          30,380,959
      Texas Instruments, Inc.                                                            385,300          11,917,329
      Xilinx, Inc.(1)                                                                    347,600          13,125,376
                                                                                                        ------------
                                                                                                          75,931,268
                                                                                                        ------------
SPECIALTY RETAIL (2.7%)
      Home Depot, Inc.                                                                   469,150          21,754,485
                                                                                                        ------------
TRUCKING, SHIPPING, AIR FREIGHT (1.2%)
      United Parcel Service, Inc.                                                        160,700           9,648,428
                                                                                                        ------------

TOTAL COMMON STOCKS (Cost $801,168,028)                                                                  789,999,451
                                                                                                        ------------
PREFERRED STOCK (0.0%)
NON-CONVERTIBLE PREFERRED STOCK (0.0%)
      Fresenius National Medical Care Class D (Cost $18,553)(1)                           90,000               6,390
                                                                                                        ------------
RIGHTS (0.0%)
ENERGY (0.0%)
      Bonneville Pacific Corp. (Cost $0)(1),(2)                                           16,883                   0
                                                                                                        ------------


                                                                                            PAR
                                                                                           (000)
                                                                                           -----
SHORT-TERM INVESTMENT (3.0%)
      State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
      (Cost $24,039,000)                                                                 $24,039          24,039,000
                                                                                                        ------------

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $825,225,581(3))                                               814,044,841

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                               (459,318)
                                                                                                        ------------

NET ASSETS (100.0%)                                                                                     $813,585,523
                                                                                                        ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Fair value determined by management.
(3) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
COMMON STOCKS (90.4%)
APPAREL, TEXTILES (2.4%)
      Jones Apparel Group, Inc.(1)                                                       500,200        $ 19,482,790
                                                                                                        ------------
CHEMICALS (1.7%)
      Cabot Corp.                                                                        314,400           9,369,120
      Owens-Illinois, Inc.(1)                                                            285,600           4,575,312
                                                                                                        ------------
                                                                                                          13,944,432
                                                                                                        ------------
CLOTHING STORES (4.9%)
      Abercrombie & Fitch Co.(1)                                                         370,100          11,103,000
      Talbots, Inc.                                                                      262,900           9,043,760
      TJX Companies, Inc.                                                                441,500          19,240,570
                                                                                                        ------------
                                                                                                          39,387,330
                                                                                                        ------------
COMPUTER HARDWARE & BUSINESS MACHINES (0.7%)
      Symbol Technologies, Inc.                                                          631,200           5,339,952
                                                                                                        ------------
COMPUTER SOFTWARE (8.5%)
      Actuate Corp.(1)                                                                   626,000           3,536,900
      Epiq Systems, Inc.(1)                                                              594,000          10,127,700
      Informatica Corp.(1)                                                               443,900           3,520,127
      Manugistics Group, Inc.(1)                                                       1,154,600          18,196,496
      National Instruments Corp.(1)                                                      240,065           9,225,698
      NetIQ Corp.(1)                                                                     421,500           9,454,245
      Netwolves Corp.                                                                  1,000,000           1,881,000
      Network Associates, Inc.(1)                                                        725,500          12,877,625
                                                                                                        ------------
                                                                                                          68,819,791
                                                                                                        ------------
CONSUMER DURABLES (1.2%)
      Granite Construction, Inc.                                                         404,500           9,347,995
                                                                                                        ------------
DRUGS (11.4%)
      Affymetrix, Inc.(1)                                                                426,600          10,822,842
      AmerisourceBergen Corp.                                                            151,700          11,756,750
      Biovail Corp. ADR(1)                                                               147,700           5,578,629
      ICN Pharmaceuticals, Inc.                                                          381,400          10,549,524
      IDEC Pharmaceuticals Corp.(1)                                                      220,300          12,105,485
      Mylan Laboratories, Inc.                                                           355,300           9,408,344
      Scios, Inc.(1)                                                                     550,000          17,011,500
      Sepracor, Inc.(1)                                                                  558,900           7,075,674
      Shire Pharmaceuticals Group PLC(1)                                                 364,300           8,087,460
                                                                                                        ------------
                                                                                                          92,396,208
                                                                                                        ------------
ELECTRONIC EQUIPMENT (3.0%)
      ADC Telecommunications, Inc.(1)                                                  1,955,900           7,608,451
      Comverse Technology, Inc.(1)                                                       517,300           6,223,119
      Polycom, Inc.(1)                                                                   143,550           2,960,001
      Teradyne, Inc.(1)                                                                  213,600           7,038,120
                                                                                                        ------------
                                                                                                          23,829,691
                                                                                                        ------------


                See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
ENERGY RESERVES & PRODUCTION (4.9%)
      Ocean Energy, Inc.                                                                 811,000        $ 17,355,400
      Pogo Producing Co.                                                                 649,000          22,221,760
                                                                                                        ------------
                                                                                                          39,577,160
                                                                                                        ------------
FINANCIAL SERVICES (3.1%)
      Indymac Bancorp, Inc.(1)                                                           990,400          25,007,600
                                                                                                        ------------
INDUSTRIAL SERVICES (3.9%)
      ITT Educational Services, Inc.(1)                                                  511,950          25,930,267
      On Assignment, Inc.(1)                                                             263,020           5,347,197
                                                                                                        ------------
                                                                                                          31,277,464
                                                                                                        ------------
INFORMATION SERVICE (3.1%)
      Express Scripts, Inc. Class A(1)                                                   243,800          15,410,598
      Openwave Systems, Inc.(1)                                                        1,640,100           9,381,372
                                                                                                        ------------
                                                                                                          24,791,970
                                                                                                        ------------
LEISURE (1.8%)
      Mattel, Inc.                                                                       722,300          14,908,272
                                                                                                        ------------
LIFE & HEALTH INSURANCE (2.4%)
      Anthem, Inc.(1)                                                                    282,000          19,232,400

MEDIA (3.9%)
      Charter Communications, Inc. Class A(1)                                          1,031,300           8,446,347
      Cox Radio, Inc. Class A(1)                                                         471,900          13,515,216
      Westwood One, Inc.(1)                                                              258,600           9,309,600
                                                                                                        ------------
                                                                                                          31,271,163
                                                                                                        ------------
MEDICAL PROVIDERS & SERVICES (10.6%)
      Community Health Care(1)                                                           740,000          21,474,800
      Health Net, Inc.(1)                                                                817,400          24,235,910
      Manor Care, Inc.(1)                                                                338,700           8,684,268
      Mid Atlantic Medical Services, Inc.(1)                                             341,800          12,451,774
      Quest Diagnostics, Inc.(1)                                                         204,100          18,762,913
                                                                                                        ------------
                                                                                                          85,609,665
                                                                                                        ------------
MINING & METALS (1.3%)
      Fluor Corp.                                                                        246,100          10,171,313
                                                                                                        ------------
MOTOR VEHICLES & PARTS (3.6%)
      Borg-Warner, Inc.                                                                  227,900          14,239,192
      Lear Corp.(1)                                                                      295,400          15,186,514
                                                                                                        ------------
                                                                                                          29,425,706
                                                                                                        ------------
PROPERTY & CASUALTY INSURANCE (5.9%)
      Ace, Ltd.                                                                          444,500          19,344,640
      Ambac Financial Group, Inc.                                                        194,300          12,213,698
      MBIA, Inc.                                                                         297,000          16,017,210
                                                                                                        ------------
                                                                                                          47,575,548
                                                                                                        ------------


                See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
SECURITIES & ASSET MANAGEMENT (0.9%)
      Legg Mason, Inc.                                                                   139,000        $  6,983,360
                                                                                                        ------------
SEMICONDUCTOR (6.2%)
      Agere Systems, Inc. Class A(1)                                                   1,750,000           7,420,000
      Altera Corp.(1)                                                                    376,000           7,730,560
      Broadcom Corp. Class A(1)                                                          212,100           7,317,450
      LAM Research Corp.(1)                                                              318,300           8,167,578
      National Semiconductor Corp.(1)                                                    389,800          12,286,496
      Novellus Systems, Inc.(1)                                                          155,200           7,356,480
                                                                                                        ------------
                                                                                                          50,278,564
                                                                                                        ------------
SPECIALTY RETAIL (5.0%)
      Caremark Rx, Inc.(1)                                                               716,600          15,406,900
      Dollar Tree Stores, Inc.(1)                                                        660,300          25,183,842
                                                                                                        ------------
                                                                                                          40,590,742
                                                                                                        ------------

TOTAL COMMON STOCKS (Cost $611,421,015)                                                                  729,249,116
                                                                                                        ------------

PREFERRED STOCKS (0.1%)
ENERGY RESERVES & PRODUCTION (0.0%)
      Chaparral Resources, Inc.(1)                                                        13,889              31,250
                                                                                                        ------------
FOOD & BEVERAGE (0.0%)
      Foodtrader.Com(1),(2),(4)                                                          966,183              48,309
                                                                                                        ------------
HAIRCARE SERVICES (0.1%)
      Celletra, Ltd.(1),(2),(4)                                                        1,102,524             466,919
                                                                                                        ------------
TELECOMMUNICATIONS (0.0%)
      Opal Concepts, Inc. Series B(1),(2),(4)                                            792,603             199,998
                                                                                                        ------------

TOTAL PREFERRED STOCKS (Cost $12,249,999)                                                                    746,476
                                                                                                        ------------


                                                                                            PAR
                                                                                           (000)
                                                                                           -----
CORPORATE BONDS (1.0%)
COMMUNICATIONS & MEDIA (1.0%)
      Orckit Communications, Inc.
        5.75%  4/01/05                                                                   $15,000           8,418,750
      TimesSquareMedia.com, Inc.(2),(3),(4)
        6.00%  11/22/02                                                                    2,900                   0
                                                                                                        ------------

TOTAL CORPORATE BONDS (Cost $17,900,000)                                                                   8,418,750
                                                                                                        ------------
WARRANT (0.0%)
HEALTHCARE (0.0%)
      Women First Healthcare, Inc. (Cost $0)(1),(2),(4)                                    5,516                   0
                                                                                                        ------------


                See Accompanying Notes to Financial Statements.

                                                                                            PAR
                                                                                           (000)            VALUE
                                                                                           -----            -----
SHORT-TERM INVESTMENT (7.5%)
      State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
      (Cost $60,883,000)                                                                 $60,883        $ 60,883,000
                                                                                                        ------------

TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $702,454,0145)                                                  799,297,342

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                                                               7,844,841
                                                                                                        ------------

NET ASSETS (100.0%)                                                                                     $807,142,183
                                                                                                        ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Restricted security valued in good faith by management.
(3) Bond is currently in default.
(4) Illiquid security.
(5) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (89.8%)
APPAREL, TEXTILES (1.2%)
      Tommy Hilfiger Corp(1)                                                              36,000         $   562,680
                                                                                                         -----------
BANKS (0.8%)
      Westamerica Bancorp.                                                                 8,100             358,425
                                                                                                         -----------
CLOTHING STORES (2.7%)
      Hot Topic, Inc.(1)                                                                  24,350             549,336
      Pacific Sunwear of California, Inc.(1)                                              28,800             719,424
                                                                                                         -----------
                                                                                                           1,268,760
                                                                                                         -----------
COMPUTER HARDWARE & BUSINESS MACHINES (1.3%)
      Adaptec, Inc.(1)                                                                    41,700             612,990
                                                                                                         -----------
COMPUTER SOFTWARE (10.5%)
      Agile Software Corp.(1)                                                             30,900             283,044
      Caminus Corp.                                                                       24,300             453,681
      Chordiant Software, Inc.(1)                                                        101,000             453,490
      Documentum, Inc.(1)                                                                 23,800             462,196
      E.piphany, Inc.(1)                                                                  30,000             180,600
      Informatica Corp.(1)                                                                34,800             275,964
      Legato Systems, Inc.(1)                                                             44,000             303,600
      Manugistics Group, Inc.(1)                                                          66,200           1,043,312
      NetIQ Corp.(1)                                                                      20,300             455,329
      Precise Software Solutions, Ltd.(1)                                                2.1,400             281,196
      Radiant Systems, Inc.(1)                                                            49,400             543,894
      Seachange International, Inc.(1)                                                    18,900             210,357
                                                                                                         -----------
                                                                                                           4,946,663
                                                                                                         -----------
CONSUMER DURABLES (0.7%)
      Granite Construction, Inc.                                                          13,750             317,763
                                                                                                         -----------
DRUGS (9.6%)
      Affymetrix, Inc.(1)                                                                 30,500             773,785
      Alkermes, Inc.(1)                                                                   37,500             755,250
      Celgene Corp.(1)                                                                     9,500             187,910
      Cell Therapeutics, Inc.(1)                                                          10,300             127,926
      Cubist Pharmaceuticals, Inc.(1)                                                     13,000             181,740
      K-V Pharmaceutical Co.(1)                                                           17,200             494,500
      Lynx Therapeutics, Inc.(1)                                                           8,400              12,432
      Medicis Pharmaceutical Corp. Class A.(1)                                            15,500             830,025
      OSI Pharmaceuticals, Inc.(1)                                                         6,300             201,411
      PRAECIS Pharmaceuticals, Inc.(1)                                                    25,300              90,574
      Scios, Inc.(1)                                                                      16,000             494,880
      Sepracor, Inc.(1)                                                                   32,400             410,184
                                                                                                         -----------
                                                                                                           4,560,617
                                                                                                         -----------
ELECTRONIC EQUIPMENT (3.8%)
      Aeroflex, Inc.(1)                                                                   43,100             602,538
      APW, Ltd.(1)                                                                        46,100               3,688
      Fisher Scientific International, Inc.(1)                                            17,800             506,944
      Plexus Corp.(1)                                                                     18,867             471,486


                 See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT (CONTINUED)
      Polycom, Inc.(1)                                                                     8,600         $   177,332
      Tekelec.(1)                                                                          3,700              39,146
                                                                                                         -----------
                                                                                                           1,801,134
                                                                                                         -----------
ENERGY RESERVES & PRODUCTION (5.0%)
      Newfield Exploration Co.(1)                                                         13,800             522,330
      Pogo Producing Co.                                                                  19,800             677,952
      Spinnaker Exploration Co.(1)                                                        12,300             527,055
      Stone Energy Corp.(1)                                                               14,700             623,280
                                                                                                         -----------
                                                                                                           2,350,617
                                                                                                         -----------
ENTERTAINMENT (1.2%)
      Six Flags, Inc.                                                                     32,200             589,260
                                                                                                         -----------
FINANCIAL SERVICES (1.0%)
      Indymac Bancorp, Inc.(1)                                                            19,600             494,900
                                                                                                         -----------
FOOD & BEVERAGE (1.7%)
      Hain Celestial Group, Inc.(1)                                                       15,500             284,115
      Performance Food Group Co.(1)                                                       14,500             522,870
                                                                                                         -----------
                                                                                                             806,985
                                                                                                         -----------
INDUSTRIAL PARTS (1.5%)
      Brooks Automation, Inc.(1)                                                           8,300             295,895
      Cymer, Inc(1)                                                                        8,600             406,522
                                                                                                         -----------
                                                                                                             702,417
                                                                                                         -----------
INDUSTRIAL SERVICES (1.3%)
      Education Management Corp.(1)                                                       14,200             612,304
                                                                                                         -----------
INFORMATION SERVICE (3.6%)
      Doubleclick, Inc.(1)                                                                42,200             327,472
      Getty Images, Inc.(1)                                                               17,000             591,770
      Matrixone, Inc.(1)                                                                  36,700             253,230
      Openwave Systems, Inc.(1)                                                           86,300             493,636
      QRS Corp.(1)                                                                         5,650              63,280
                                                                                                         -----------
                                                                                                           1,729,388
                                                                                                         -----------
INTERNET (0.4%)
      Interwoven, Inc.(1)                                                                 37,500             158,250
      Planetweb, Inc.(1),(2),(3)                                                          27,600              19,596
                                                                                                         -----------
                                                                                                             177,846
                                                                                                         -----------
LEISURE (1.0%)
      Penn National Gaming, Inc.(1)                                                       12,800             492,032
                                                                                                         -----------
MEDIA (5.8%)
      Emmis Communications Corp.                                                          40,300           1,171,521
      Entercom Communications Corp.(1)                                                    16,800             877,800
      Insight Communications Company, Inc.(1)                                             22,900             355,179
      Mediacom Communications Corp.(1)                                                    33,300             333,000
                                                                                                         -----------
                                                                                                           2,737,500
                                                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS & SUPPLIES (2.1%)
      Henry Schein, Inc.(1)                                                               10,400         $   494,936
      Therasense, Inc.(1)                                                                 20,800             520,000
                                                                                                         -----------
                                                                                                           1,014,936
                                                                                                         -----------
MEDICAL PROVIDERS & SERVICES (15.1%)
      AdvancePCS(1)                                                                       26,400             892,584
      Alliance Imaging, Inc.(1)                                                           34,600             452,914
      Apria Healthcare Group, Inc.(1)                                                     20,100             522,399
      Beverly Enterprises, Inc.(1)                                                        20,400             175,440
      Community Health Care.(1)                                                           27,200             789,344
      Coventry Health Care, Inc.                                                          20,700             652,050
      Davita, Inc.(1)                                                                     18,700             484,704
      LifePoint Hospitals, Inc.(1)                                                        19,200             806,400
      Medical Staffing Network Holdings, Inc.(1)                                          14,700             356,328
      Mid Atlantic Medical Services, Inc.(1)                                              20,000             728,600
      Province Healthcare Co.(1)                                                          24,800             955,048
      Renal Care Group, Inc.(1)                                                           10,400             369,200
                                                                                                         -----------
                                                                                                           7,185,011
                                                                                                         -----------
METALS & MINING (1.2%)
      Crown Cork & Seal Company, Inc.                                                     52,500             591,150
                                                                                                         -----------
MOTOR VEHICLES & PARTS (1.0%)
      Borg-Warner, Inc.                                                                    7,300             456,104
                                                                                                         -----------
OIL SERVICES (0.8%)
      Remington Oil & Gas Corp.(1)                                                        19,000             386,650
                                                                                                         -----------
PROPERTY & CASUALTY INSURANCE (1.0%)
      HCC Insurance Holdings, Inc.(1)                                                      8,000             468,000
                                                                                                         -----------
PUBLISHING (0.9%)
      Scholastic Corp.(1)                                                                  8,300             421,059
                                                                                                         -----------
RESTAURANTS (0.4%)
      CKE Restaurants, Inc.(1)                                                            16,900             209,560
                                                                                                         -----------
SECURITIES & ASSET MANAGEMENT (1.7%)
      Affiliated Managers Group, Inc.(1)                                                   5,700             362,520
      Raymond James Financial, Inc.                                                       12,900             431,376
                                                                                                         -----------
                                                                                                             793,896
                                                                                                         -----------
SEMICONDUCTOR (4.7%)
      Anadigics, Inc.(1)                                                                  36,200             367,068
      Cirrus Logic, Inc.(1)                                                               24,700             300,105
      Exar Corp.(1)                                                                       12,800             255,232
      Photronics, Inc.(1)                                                                 17,700             583,215


                 See Accompanying Notes to Financial Statements.

                                                                                       NUMBER OF
                                                                                         SHARES             VALUE
                                                                                       ---------            -----
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR (CONTINUED)
      PRI Automation, Inc.(1)                                                             15,900         $   295,581
      Varian Semiconductor Equipment Associates, Inc.(1)                                   9,100             425,152
                                                                                                         -----------
                                                                                                           2,226,353
                                                                                                         -----------
SPECIALTY RETAIL (7.8%)
      Barnes & Noble, Inc.(1)                                                             18,500             559,070
      Cost Plus, Inc.(1)                                                                  19,200             565,440
      Duane Reads, Inc.(1)                                                                15,200             482,600
      Gymboree Corp.(1)                                                                   34,100             621,984
      Linens 'n Things, Inc.(1)                                                           19,300             669,710
      ValueVision International, Inc. Class A(1)                                          24,000             453,360
      Yankee Candle Company, Inc.                                                         16,400             359,816
                                                                                                         -----------
                                                                                                           3,711,980
                                                                                                         -----------

TOTAL COMMON STOCKS (Cost $42,651,789)                                                                    42,586,980
                                                                                                         -----------


                                                                                            PAR
                                                                                           (000)
                                                                                           -----
SHORT-TERM INVESTMENT (10.0%)
      State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
      (Cost $4,759,000)                                                                   $4,759           4,759,000
                                                                                                         -----------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $47,410,789(4))                                                  47,345,980

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                                 100,032
                                                                                                         -----------

NET ASSETS (100.0%)                                                                                      $47,446,012
                                                                                                         ===========


--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Illiquid security.
(3) Restricted security valued in good faith by management.
(4) Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

                                                                       CAPITAL                   EMERGING               SMALL CAP
                                                                   APPRECIATION FUND            GROWTH FUND            GROWTH FUND
                                                                   -----------------            -----------            -----------
ASSETS
      Investments at value (Cost $825,225,581,
         $702,454,014, and $47,410,789, respectively)               $  814,044,841             $ 799,297,342          $ 47,345,980
      Cash                                                                     922                       584                   145
      Receivable for fund shares sold                                      214,515                    99,011                90,722
      Dividend and interest receivable                                     130,780                   107,841                 1,326
      Receivable for investments sold                                           --                 8,872,054                28,449
      Prepaid expenses and other assets                                    183,118                    82,404                33,584
                                                                    --------------             -------------          ------------
         Total Assets                                                  814,574,176               808,459,236            47,500,206
                                                                    --------------             -------------          ------------
LIABILITIES
      Advisory fee payable                                                 496,744                   604,950                 8,105
      Administrative services fee payable                                  121,750                   115,121                 7,094
      Distribution fee payable                                              35,070                    34,607                 9,881
      Directors fee payable                                                     --                        --                 1,060
      Payable for fund shares redeemed                                      27,391                        --                    --
      Payable for investments purchased                                         --                    87,712                12,530
      Other accrued expenses payable                                       307,698                   474,663                15,524
                                                                    --------------             -------------          ------------
         Total Liabilities                                                 988,653                 1,317,053                54,194
                                                                    --------------             -------------          ------------
NET ASSETS
      Capital stock, $0.001 par value                                       52,877                    32,015                 2,765
      Paid-in capital                                                1,118,383,249               989,661,830            60,883,721
      Accumulated net investment loss                                   (2,256,207)               (4,845,834)             (277,068)
      Accumulated net realized loss from investments                  (291,413,656)             (274,549,156)          (13,098,597)
      Net unrealized appreciation (depreciation)
         from investments                                              (11,180,740)               96,843,328               (64,809)
                                                                    --------------             -------------          ------------
         Net Assets                                                 $  813,585,523             $ 807,142,183          $ 47,446,012
                                                                    ==============             =============          ============
COMMON SHARES
      Net assets                                                    $  789,895,737             $ 733,806,639          $ 47,097,265
      Shares outstanding                                                51,295,427                28,955,227             2,744,500
                                                                    --------------             -------------          ------------
      Net asset value, offering price and redemption
         price per share                                                    $15.40                    $25.34                $17.16
                                                                            ======                    ======                ======
ADVISOR SHARES
      Net assets                                                    $   23,574,559             $  73,334,431          $        N/A
      Shares outstanding                                                 1,573,969                 3,059,250                   N/A
                                                                    --------------             -------------          ------------
      Net asset value, offering price and redemption
         price per share                                                    $14.98                    $23.97                $  N/A
                                                                            ======                    ======                ======
A SHARES
      Net assets                                                    $       49,714             $       1,113          $    348,747
      Shares outstanding                                                     3,233                        44                20,322
                                                                    --------------             -------------          ------------
      Net asset value and redemption price per share                        $15.38                    $25.29                $17.16
                                                                            ======                    ======                ======
      Maximum offering price per share
         (net asset value/(1-5.75%))                                        $16.32                    $26.83                $18.21
                                                                            ======                    ======                ======
B SHARES
      Net assets                                                    $       22,042             $         N/A          $        N/A
      Shares outstanding                                                     1,438                       N/A                   N/A
                                                                    --------------             -------------          ------------
      Net asset value and offering price per share                          $15.33                    $  N/A                $  N/A
                                                                            ======                    ======                ======
C SHARES
      Net assets                                                    $       43,471             $         N/A          $        N/A
      Shares outstanding                                                     2,835                       N/A                   N/A
                                                                    --------------             -------------          ------------
      Net asset value and offering price per share                          $15.33                    $  N/A                $  N/A
                                                                            ======                    ======                ======


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

                                                                            CAPITAL                  EMERGING            SMALL CAP
                                                                       APPRECIATION FUND           GROWTH FUND         GROWTH FUND
                                                                       -----------------           -----------         -----------
INVESTMENT INCOME
      Dividends                                                           $   2,703,075            $   914,597         $   10,405
      Interest                                                                  217,020                698,684             29,593
      Foreign taxes withheld                                                         --                (11,844)                --
                                                                          -------------            -----------         ----------
         Total investment income                                              2,920,095              1,601,437             39,998
                                                                          -------------            -----------         ----------
EXPENSES
      Investment advisory fees                                                3,303,375              4,144,284            226,475
      Administrative services fees                                              804,989                786,404             41,374
      Shareholder servicing/Distribution fees                                    65,590                232,608             56,619
      Transfer agent fees                                                       713,297                955,173             62,620
      Printing fees                                                             101,284                125,990              8,520
      Registration fees                                                          42,299                 31,500             21,433
      Custodian fees                                                             41,031                 52,386             14,599
      Legal fees                                                                 39,209                 39,943             22,029
      Audit fees                                                                 25,608                 28,414              6,112
      Insurance expense                                                          16,961                 20,364              5,614
      Directors fees                                                              6,370                  6,951              6,633
      Interest expense                                                            3,157                  5,955                282
      Miscellaneous expense                                                      13,132                 17,299              3,283
                                                                          -------------            -----------         ----------
         Total expenses                                                       5,176,302              6,447,271            475,593
      Less: fees waived                                                              --                     --           (158,527)
                                                                          -------------            -----------         ----------
         Net expenses                                                         5,176,302              6,447,271            317,066
                                                                          -------------            -----------         ----------
            Net investment loss                                              (2,256,207)            (4,845,834)          (277,068)
                                                                          -------------            -----------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
      Net realized gain (loss) from investments                            (108,512,946)            31,703,001           (653,431)
      Net change in unrealized appreciation
         (depreciation) from investments                                     66,428,032             50,615,757          5,040,705
                                                                          -------------            -----------         ----------
      Net realized and unrealized gain (loss) from
         investments                                                        (42,084,914)            82,318,758          4,387,274
                                                                          -------------            -----------         ----------
      Net increase (decrease) in net assets resulting
         from operations                                                  $ (44,341,121)           $77,472,924         $4,110,206
                                                                          =============            ===========         ==========


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             CAPITAL APPRECIATION FUND
                                                                                       --------------------------------------
                                                                                       FOR THE SIX MONTHS
                                                                                              ENDED            FOR THE YEAR
                                                                                         APRIL 30, 2002            ENDED
                                                                                           (UNAUDITED)       OCTOBER 31, 2001
                                                                                       ------------------    ----------------
FROM OPERATIONS
   Net investment loss                                                                    $  (2,256,207)      $   (1,389,226)
   Net realized gain (loss) from investments                                               (108,512,946)        (179,638,470)
   Net change in unrealized appreciation (depreciation) from investments                     66,428,032         (438,019,325)
                                                                                          -------------       --------------
      Net increase (decrease) in net assets resulting from operations                       (44,341,121)        (619,047,021)
                                                                                          -------------       --------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
      Common Class shares                                                                       (64,750)        (232,592,867)
      Advisor Class shares                                                                       (1,962)          (4,525,794)
                                                                                          -------------       --------------
      Net decrease in net assets from distributions                                             (66,712)        (237,118,661)
                                                                                          -------------       --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                             178,695,624          352,601,406
   Reinvestment of distributions                                                                 64,408          229,020,605
   Net asset value of shares redeemed                                                      (245,883,196)        (452,544,375)
                                                                                          -------------       --------------
      Net increase (decrease) in net assets from capital share transactions                 (67,123,164)         129,077,636
                                                                                          -------------       --------------
   Net increase (decrease) in net assets                                                   (111,530,997)        (727,088,046)
NET ASSETS
   Beginning of period                                                                      925,116,520        1,652,204,566
                                                                                          -------------       --------------
   End of period                                                                          $ 813,585,523       $  925,116,520
                                                                                          =============       ==============
ACCUMULATED NET INVESTMENT LOSS                                                           $  (2,256,207)      $           --
                                                                                          =============       ==============


                See Accompanying Notes to Financial Statements.

                                                                                                 EMERGING GROWTH FUND
                                                                                       --------------------------------------
                                                                                       FOR THE SIX MONTHS
                                                                                             ENDED             FOR THE YEAR
                                                                                        APRIL 30, 2002             ENDED
                                                                                          (UNAUDITED)        OCTOBER 31, 2001
                                                                                       ------------------    ----------------
FROM OPERATIONS
   Net investment loss                                                                   $  (4,845,834)       $   (11,853,322)
   Net realized gain (loss) from investments                                                31,703,001           (296,964,892)
   Net change in unrealized appreciation (depreciation) from investments                    50,615,757           (623,254,010)
                                                                                         -------------        ---------------
      Net increase (decrease) in net assets resulting from operations                       77,472,924           (932,072,224)
                                                                                         -------------        ---------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
      Common Class shares                                                                      (98,422)          (351,030,311)
      Advisor Class shares                                                                     (12,022)           (47,450,198)
                                                                                         -------------        ---------------
      Net decrease in net assets from distributions                                           (110,444)          (398,480,509)
                                                                                         -------------        ---------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                             91,073,594            310,078,010
   Reinvestment of distributions                                                               109,170            393,114,403
   Net asset value of shares redeemed                                                     (341,075,875)          (785,506,360)
                                                                                         -------------        ---------------
      Net increase (decrease) in net assets from capital share transactions               (249,893,111)           (82,313,947)
                                                                                         -------------        ---------------
   Net increase (decrease) in net assets                                                  (172,530,631)        (1,412,866,680)
NET ASSETS
   Beginning of period                                                                     979,672,814          2,392,539,494
                                                                                         -------------        ---------------
   End of period                                                                         $ 807,142,183        $   979,672,814
                                                                                         =============        ===============
ACCUMULATED NET INVESTMENT LOSS                                                          $  (4,845,834)       $            --
                                                                                         =============        ===============



                                                                                                 SMALL CAP GROWTH FUND
                                                                                       -----------------------------------------
                                                                                       FOR THE SIX MONTHS
                                                                                              ENDED               FOR THE YEAR
                                                                                          APRIL 30, 2002              ENDED
                                                                                           (UNAUDITED)          OCTOBER 31, 2001
                                                                                       ------------------       ----------------
FROM OPERATIONS
   Net investment loss                                                                    $   (277,068)           $   (426,231)
   Net realized gain (loss) from investments                                                  (653,431)            (10,779,495)
   Net change in unrealized appreciation (depreciation) from investments                     5,040,705              (5,963,660)
                                                                                          ------------            ------------
      Net increase (decrease) in net assets resulting from operations                        4,110,206             (17,169,386)
                                                                                          ------------            ------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
      Common Class shares                                                                           --                     --
      Advisor Class shares                                                                          --                     --
                                                                                          ------------            ------------
      Net decrease in net assets from distributions                                                 --                     --
                                                                                          ------------            ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                             40,823,674              66,230,181
   Reinvestment of distributions                                                                    --                      --
   Net asset value of shares redeemed                                                      (33,932,717)            (60,515,458)
                                                                                          ------------            ------------
      Net increase (decrease) in net assets from capital share transactions                  6,890,957               5,714,723
                                                                                          ------------            ------------
   Net increase (decrease) in net assets                                                    11,001,163             (11,454,663)
NET ASSETS
   Beginning of period                                                                      36,444,849              47,899,512
                                                                                          ------------            ------------
   End of period                                                                          $ 47,446,012            $ 36,444,849
                                                                                          ============            ============
ACCUMULATED NET INVESTMENT LOSS                                                           $   (277,068)           $         --
                                                                                          ============            ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                                            FOR THE
                                                                                                         PERIOD ENDED
                                                                                                         APRIL 30, 2002
                                                                                                         (UNAUDITED)(1)
                                                                                                         --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                      $ 17.75
                                                                                                             -------
INVESTMENT OPERATIONS
   Net investment loss                                                                                         (0.02)
   Net loss on investments (both realized and unrealized)                                                      (2.35)
                                                                                                             -------
         Total from investment operations                                                                      (2.37)
                                                                                                             -------
NET ASSET VALUE, END OF PERIOD                                                                               $ 15.38
                                                                                                             =======
         Total return                                                                                         (13.35)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                  $    50
      Ratio of expenses to average net assets                                                                   1.33%(3)
      Ratio of net investment loss to average net assets                                                       (1.06)%(3)
   Portfolio turnover rate                                                                                        31%

--------------------------------------------------------------------------------
(1) For the period December 1, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of sales charges. Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                                             FOR THE
                                                                                                          PERIOD ENDED
                                                                                                         APRIL 30, 2002
                                                                                                         (UNAUDITED)(1)
                                                                                                         --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                      $ 17.75
                                                                                                             -------
INVESTMENT OPERATIONS
   Net investment loss                                                                                         (0.04)
   Net loss on investments (both realized and unrealized)                                                      (2.38)
                                                                                                             -------
         Total from investment operations                                                                      (2.42)
                                                                                                             -------
NET ASSET VALUE, END OF PERIOD                                                                               $ 15.33
                                                                                                             =======
         Total return                                                                                         (13.63)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                  $    22
      Ratio of expenses to average net assets                                                                   2.08%(3)
      Ratio of net investment loss to average net assets                                                       (1.69)%(3)
   Portfolio turnover rate                                                                                       31%

--------------------------------------------------------------------------------
(1) For the period December 1, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                                             FOR THE
                                                                                                          PERIOD ENDED
                                                                                                         APRIL 30, 2002
                                                                                                         (UNAUDITED)(1)
                                                                                                         --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                      $ 17.75
                                                                                                             -------
INVESTMENT OPERATIONS
   Net investment loss                                                                                         (0.06)
   Net loss on investments (both realized and unrealized)                                                      (2.36)
                                                                                                             -------
         Total from investment operations                                                                      (2.42)
                                                                                                             -------
NET ASSET VALUE, END OF PERIOD                                                                               $ 15.33
                                                                                                             =======
         Total return                                                                                         (13.63)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                  $    43
      Ratio of expenses to average net assets                                                                   2.08%(3)
      Ratio of net investment loss to average net assets                                                       (1.55)%(3)
   Portfolio turnover rate                                                                                        31%

--------------------------------------------------------------------------------
(1) For the period December 1, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                                             FOR THE
                                                                                                          PERIOD ENDED
                                                                                                         APRIL 30, 2002
                                                                                                         (UNAUDITED)(1)
                                                                                                         --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                       $ 25.92
                                                                                                              -------
INVESTMENT OPERATIONS
   Net investment loss                                                                                          (0.17)
   Net loss on investments and foreign currency related items
      (both realized and unrealized)                                                                            (0.46)
                                                                                                              -------
         Total from investment operations                                                                       (0.63)
                                                                                                              -------
NET ASSET VALUE, END OF PERIOD                                                                                $ 25.29
                                                                                                              =======
         Total return                                                                                           (2.42)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                   $     1
      Ratio of expenses to average net assets                                                                    1.60%(3)
      Ratio of net investment loss to average net assets                                                        (1.41)%(3)
   Portfolio turnover rate                                                                                        38%

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of sales charges. Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                                            FOR THE
                                                                                                          PERIOD ENDED
                                                                                                         APRIL 30, 2002
                                                                                                         (UNAUDITED)(1)
                                                                                                         --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                       $ 16.88
                                                                                                              -------
INVESTMENT OPERATIONS
   Net investment loss                                                                                          (0.03)
   Net gain on investments (both realized and unrealized)                                                        0.31
                                                                                                              -------
         Total from investment operations                                                                        0.28
                                                                                                              -------
NET ASSET VALUE, END OF PERIOD                                                                                $ 17.16
                                                                                                              =======
         Total return                                                                                            1.66%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                   $   349
      Ratio of expenses to average net assets                                                                    1.40%(3)
      Ratio of net investment loss to average net assets                                                        (1.20)%(3)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                                                                    0.73%(3)
   Portfolio turnover rate                                                                                         42%

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of sales charges. Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Funds covered in this report are comprised of Credit Suisse Capital Appreciation, formerly Credit Suisse Warburg Pincus Capital Appreciation Fund ("Capital Appreciation") a Massachusetts Business Trust, Credit Suisse Emerging Growth Fund, formerly Credit Suisse Warburg Pincus Emerging Growth Fund ("Emerging Growth") and, Credit Suisse Small Cap Growth Fund, formerly Credit Suisse Warburg Pincus Small Company Growth Fund ("Small Cap Growth"), each a Maryland Corporation (each a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Each Fund is diversified as defined in the 1940 Act, with the exception of Emerging Growth, which is non-diversified.

    Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Emerging Growth seeks maximum capital appreciation, Small Cap Growth seeks growth of capital.

    Each Fund except the Small Cap Growth Fund may invest up to 10% of its total assets in non-publicly traded securities (the Small Cap Growth Fund may invest up to 15% of its assets in such securities). Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

    Capital Appreciation offered five classes of shares, Common Class, Advisor Class, Class A, Class B, and Class C. Emerging Growth offered three classes of shares, Common Class, Advisor Class, and Class A shares. Small Cap Growth offered Common Class and Class A shares. Effective December 12, 2001, each of the Funds closed the Common Class shares to new investors. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Common Class shares of Small Cap Growth bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Common Class shares of Capital Appreciation and Emerging Growth are not subject to shareholder servicing or distribution fees. Advisor Class shares of the Funds bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front end sales charge of 5.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of ..25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average net asset value of the Fund's Class C shares. Results for the Common and Advisor Class shares are contained in a separate book.

    A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the most recent bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not accurately reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS -- Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code") and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge fees to the Funds for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    I) OTHER -- The Funds, except Capital Appreciation, may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

          FUND                                                          ANNUAL RATE
          ----                                                          -----------
          Capital Appreciation                               .70% of average daily net assets
          Emerging Growth                                    .90% of average daily net assets
          Small Cap Growth                                  1.00% of average daily net assets

For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                                                     GROSS                                         NET
          FUND                                                    ADVISORY FEE              WAIVER             ADVISORY FEE
          ----                                                    ------------             --------            ------------
          Capital Appreciation                                      $3,303,375             $     --             $3,303,375
          Emerging Growth                                            4,144,284                   --              4,144,284
          Small Cap Growth                                             226,475              158,527                 67,948

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC") an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were as follows:

          FUND                                                  CO-ADMINISTRATION FEE
          ----                                                  ---------------------
          Capital Appreciation                                         $471,911
          Emerging Growth                                               460,476
          Small Cap Growth                                               22,648

    For its administrative services through April 30, 2002, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
          ------------------------                                       -----------
          First $500 million                                 .075% of average daily net assets
          Next $1 billion                                    .065% of average daily net assets
          Over $1.5 billion                                  .055% of average daily net assets

    For the six months ended April 30, 2002, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

          FUND                                           CO-ADMINISTRATION FEE
          ----                                           ---------------------
          Capital Appreciation                                  $333,078
          Emerging Growth                                        325,928
          Small Cap Growth                                        18,726

    At its meeting held on February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Adminstrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation and Emerging Growth, the fee is calculated at an annual rate of .50% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees were as follows:

                                                SHAREHOLDER SERVICING/
          FUND                                     DISTRIBUTION FEE
          ----                                  ----------------------
          Capital Appreciation                           $65,590
          Emerging Growth                                232,608
          Small Cap Growth                                56,619

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2002, the Funds' reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:

          FUND                                    AMOUNT
          ----                                   --------
          Capital Appreciation                   $531,259
          Emerging Growth                         830,658
          Small Cap Growth                         47,168

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Fund's shares:

          FUND                                   AMOUNT
          ----                                   ------
          Capital Appreciation                   $  173
          Emerging Growth                             8
          Small Cap Growth                        5,641

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid for its services to the Funds as follows:

          FUND                                           AMOUNT
          ----                                          -------
          Capital Appreciation                          $47,170
          Emerging Growth                                48,062
          Small Cap Growth                                2,408

NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Funds had no borrowings under the Prior Credit Facility.

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

          FUND                                       PURCHASES                 SALES
          ----                                       ---------                 -----
          Capital Appreciation                      $283,648,173           $346,316,008
          Emerging Growth                            329,235,677            600,207,415
          Small Cap Growth                            21,795,955             17,469,146

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments (based on cost for federal income tax purposes) was as follows:

                                                                                          NET UNREALIZED
                                             UNREALIZED              UNREALIZED            APPRECIATION
          FUND                              APPRECIATION            DEPRECIATION          (DEPRECIATION)
          ----                              ------------            ------------          --------------
          Capital Appreciation              $  81,483,966           $(92,664,706)          $(11,180,740)
          Emerging Growth                     188,293,484            (91,450,156)            96,843,328
          Small Cap Growth                      6,384,806             (6,449,615)               (64,809)

NOTE 5. RESTRICTED SECURITIES

    Certain Funds' investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of each Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2002, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                                                    PERCENTAGE
                                                       SECURITY      ACQUISITION                        MARKET        OF NET
   FUND                   SECURITY DESCRIPTION           TYPE           DATE            COST            VALUE         ASSETS
   ----                   --------------------         ---------     -----------    -----------      ----------     ----------
   Emerging Growth        Celletra, Ltd.               Preferred       4/05/00      $ 7,000,000      $  466,919        0.06%
                          Netwolves Corp.                 Common      11/07/01        2,000,000       1,881,000        0.23
                          Foodtrader.com               Preferred       9/12/00        2,000,000          48,309        0.01
                          Opal Concepts                Preferred       8/31/95        1,999,999         199,998        0.02
                          TimesSquareMedia.com              Bond      11/23/99        2,900,000              --          --
                                                                                    -----------      ----------        ----
                                                                                    $15,899,999      $2,596,226        0.32%
                                                                                    ===========      ==========        ====
   Small Cap Growth       Planetweb, Inc.                 Common       9/08/00          149,913          19,596        0.04%

NOTE 6. CAPITAL SHARE TRANSACTIONS

    Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of capital stock. All the Funds have a par value of $.001 per share. Emerging Growth and Small Cap Growth have three billion full and fractional shares of capital stock authorized. Emerging Growth has two billion of those shares classified as Advisor class. Transactions in classes of each Fund were as follows:

                                                                                 CAPITAL APPRECIATION
                                                      -----------------------------------------------------------------------
                                                                                     COMMON CLASS
                                                      -----------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                  OCTOBER 31, 2001
                                                      ----------------------------------      -------------------------------
                                                         SHARES                VALUE             SHARES             VALUE
                                                      ------------         -------------      ------------      -------------
Shares sold                                             10,006,284         $ 174,655,277        14,861,985      $ 335,086,709
Shares issued in reinvestment
   of distributions                                          3,458                62,484         9,206,399        224,544,079
Shares redeemed                                        (14,132,313)         (240,898,832)      (21,588,372)      (441,984,481)
                                                      ------------         -------------      ------------      -------------
Net increase (decrease)                                 (4,122,571)        $ (66,181,071)        2,480,012      $ 117,646,307
                                                      ============         =============      ============      =============


                                                                                CAPITAL APPRECIATION
                                                      -----------------------------------------------------------------------
                                                                                    ADVISOR CLASS
                                                      -----------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                  OCTOBER 31, 2001
                                                      ----------------------------------      -------------------------------
                                                         SHARES                VALUE             SHARES              VALUE
                                                      ------------         -------------      ------------      -------------
Shares sold                                                233,061         $   3,910,197           817,557      $  17,514,698
Shares issued in reinvestment
   of distributions                                            109                 1,924           187,381          4,476,525
Shares redeemed                                           (295,156)           (4,980,624)         (508,773)       (10,559,894)
                                                      ------------         -------------      ------------      -------------
Net increase (decrease)                                    (61,986)        $  (1,068,503)          496,165      $  11,431,329
                                                      ============         =============      ============      =============


                                                            CAPITAL APPRECIATION                     CAPITAL APPRECIATION
                                                      ----------------------------------      -------------------------------
                                                                   CLASS A                                 CLASS B
                                                      ----------------------------------      -------------------------------
                                                            FOR THE PERIOD ENDED                    FOR THE PERIOD ENDED
                                                         APRIL 30, 2002 (UNAUDITED)(1)         APRIL 30, 2002 (UNAUDITED)(1)
                                                      ----------------------------------      -------------------------------
                                                         SHARES                VALUE             SHARES             VALUE
                                                      ------------         -------------      ------------      -------------
Shares sold                                                  3,233         $      53,755             1,657      $      27,945
Shares redeemed                                                 --                    --              (219)            (3,740)
                                                      ------------         -------------      ------------      -------------
Net increase                                                 3,233         $      53,755             1,438      $      24,205
                                                      ============         =============      ============      =============


                                                             CAPITAL APPRECIATION
                                                      ----------------------------------
                                                                    CLASS C
                                                      ----------------------------------
                                                             FOR THE PERIOD ENDED
                                                         APRIL 30, 2002 (UNAUDITED)(1)
                                                      ----------------------------------
                                                         SHARES                VALUE
                                                      ------------         -------------
Shares sold                                                  2,835         $      48,450
                                                      ------------         -------------
Net increase                                                 2,835         $      48,450
                                                      ============         =============

                                                                                EMERGING GROWTH FUND
                                                      ------------------------------------------------------------------------
                                                                                    COMMON CLASS
                                                      ------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                  OCTOBER 31, 2001
                                                      ----------------------------------      --------------------------------
                                                         SHARES                VALUE             SHARES             VALUE
                                                      ------------         -------------      ------------      --------------
Shares sold                                              3,380,255         $  86,906,085         9,288,216      $  290,249,635
Shares issued in reinvestment
   of distributions                                          3,599                97,148         9,032,651       3,454,679,557
Shares redeemed                                        (11,633,174)         (300,529,552)      (23,212,344)       (698,374,881)
                                                      ------------         -------------      ------------      --------------
Net decrease                                            (8,249,320)        $(213,526,319)       (4,891,477)     $3,046,554,311
                                                      ============         =============      ============      ==============


                                                                                EMERGING GROWTH FUND
                                                      ------------------------------------------------------------------------
                                                                                    ADVISOR CLASS
                                                      ------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                                      ----------------------------------      --------------------------------
                                                         SHARES                VALUE             SHARES              VALUE
                                                      ------------         -------------      ------------      --------------
Shares sold                                                170,131         $   4,166,368           687,627      $   19,828,375
Shares issued in reinvestment
   of distributions                                            470                12,022         1,301,368          47,434,846
Shares redeemed                                         (1,655,413)          (40,546,323)       (3,229,931)        (87,131,479)
                                                      ------------         -------------      ------------      --------------
Net decrease                                            (1,484,812)        $ (36,367,933)       (1,240,936)     $  (19,868,258)
                                                      ============         =============      ============      ==============


                                                            EMERGING GROWTH FUND
                                                      ----------------------------------
                                                                  CLASS A
                                                      ----------------------------------
                                                             FOR THE PERIOD ENDED
                                                         APRIL 30, 2002 (UNAUDITED)(1)
                                                      ----------------------------------
                                                         SHARES                VALUE
                                                      ------------         -------------
Shares sold                                                     44         $       1,141
                                                      ------------         -------------
Net increase                                                    44         $       1,141
                                                      ============         =============


                                                                                  SMALL CAP GROWTH
                                                      ------------------------------------------------------------------------
                                                                                    COMMON CLASS
                                                      ------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                  OCTOBER 31, 2001
                                                      ----------------------------------      --------------------------------
                                                         SHARES                VALUE             SHARES             VALUE
                                                      ------------         -------------      ------------      --------------
Shares sold                                              2,330,747         $  40,462,635         3,785,494      $   66,230,181
Shares redeemed                                         (1,956,340)          (33,932,717)       (3,488,224)        (60,515,458)
                                                      ------------         -------------      ------------      --------------
Net increase                                               374,407         $   6,529,918           297,270      $    5,714,723
                                                      ============         =============      ============      ==============


                                                               SMALL CAP GROWTH
                                                      ----------------------------------
                                                                    CLASS A
                                                      ----------------------------------
                                                             FOR THE PERIOD ENDED
                                                         APRIL 30, 2002 (UNAUDITED)(1)
                                                      ----------------------------------
                                                         SHARES                VALUE
                                                      ------------         -------------
Shares sold                                                 20,322         $     361,039
                                                      ------------         -------------
Net increase                                                20,322         $     361,039
                                                      ============         =============

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (inception date) through April 30, 2002.

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